Significant Accounting Policies and Estimates - Schedule of Currency Exchange Rates (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance sheet date spot rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.2993	7.0999	6.897
Average rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.1957	7.0809	6.729